Note 17 - Other Supplemental Information - Summary of Other Supplemental Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 3,745,835	$ 3,249,072
Operating earnings	219,026	201,642
Total assets	2,774,514	2,509,023
Income taxes	55,114	60,093
Interest	23,687	14,632
Increases in finance lease obligations	9,764	5,429
Franchisor Operations [Member]
Operating earnings	68,255	57,389
Depreciation and amortization	7,445	7,981
Total assets	228,888	196,171
Franchisor Operations [Member] | Franchisor [Member]
Revenues	195,299	176,341
Franchisor Operations [Member] | Franchise [Member]
Revenues	$ 4,832	$ 4,599